Note 16 - Private Offerings of Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Common	Paid-In
	Stock	Capital	Total
August 2021
Unregistered shares	$14,000	$2,142,000	$2,156,000
Warrants	-	644,000	644,000
Total	$14,000	$2,786,000	$2,800,000
December 2021
Unregistered shares	$32,895	$9,295,105	$9,328,000
Warrants	-	672,000	672,000
Total	$32,895	$9,967,105	$10,000,000